Financial Liabilities at Amortised Cost (Details) - Schedule of debts classified - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	$ 492,396	$ 1,168,288
Issued debt instruments non current	6,673,497	5,767,135
Issued debt instruments	7,165,893	6,935,423
Other financial liabilities current	292,756	182,646
Other financial liabilities non current	239	261
Other financial liabilities	292,995	182,907
Total current	785,152	1,350,934
Total non current	6,673,736	5,767,396
Total	7,458,888	7,118,330
Mortgage Finance Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	2,592	3,946
Issued debt instruments non current	1,206	3,533
Issued debt instruments	3,798	7,479
Senior Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	482,696	1,158,301
Issued debt instruments non current	6,597,776	5,688,533
Issued debt instruments	7,080,472	6,846,834
Mortgage Bonds [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of debts classified [Line Items]
Issued debt instruments current	7,108	6,041
Issued debt instruments non current	74,515	75,069
Issued debt instruments	$ 81,623	$ 81,110